Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Provisions
Schedule of provisions
	Legal claims (iii)	Investments in associates and joint ventures (ii)	Total
As of 06.30.23	35,026	7	35,033
Additions (i)	9,437	-	9,437
Share of loss of associates	-	15	15
Recovery (i)	(105)	-	(105)
Used during the year	(857)	-	(857)
Inflation adjustment	(9,082)	-	(9,082)
As of 06.30.2024	34,419	22	34,441
Additions (i)	4,890	-	4,890
Share of loss of associates	-	93	93
Recovery (i)	(1,401)	(35)	(1,436)
Used during the year	(505)	-	(505)
Inflation adjustment	(126)	-	(126)
As of 06.30.2025	37,277	80	37,357
	06.30.2025	06.30.2024
Non-Current	32,171	29,305
Current	5,186	5,136
Total	37,357	34,441